Segmented Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 17,488		$ 17,488		$ 18,070
Exploration and evaluation assets	2,768		2,768		2,104
Total assets	108,105		108,105		113,491
Total liabilities	(14,617)		(14,617)		(4,724)
Property, plant and equipment expenditures	66	$ 488	320	$ 772
Sales	1,420	1,059	3,371	3,838
Net loss	7,433	12,759	18,649	27,445
Exploration expenditures	3,718	1,231	7,323	2,623
Depreciation	461	205	943	827
Organoclay research and development	149	110	423	318
Cauchari Olaroz
Disclosure Of Operating Segments [Line Items]
Exploration expenditures				471
Operating Segments | Organoclay Plant
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	16,407		16,407		17,011
Total assets	18,908		18,908		19,745
Total liabilities	(1,289)		(1,289)		(1,323)
Property, plant and equipment expenditures	43	411	144	634
Sales	1,420	1,059	3,371	3,838
Net loss	880	502	2,490	2,187
Depreciation	409	159	791	710
Organoclay research and development	149	110	423	318
Operating Segments | Lithium Nevada Project
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	1,029		1,029		1,018
Exploration and evaluation assets	2,768		2,768		2,104
Total assets	4,879		4,879		3,642
Total liabilities	(1,861)		(1,861)		(896)
Property, plant and equipment expenditures	23	74	154	123
Net loss	3,934	1,619	8,418	3,103
Exploration expenditures	3,693	1,231	7,276	2,152
Depreciation	49	28	144	84
Operating Segments | Cauchari Olaroz
Disclosure Of Operating Segments [Line Items]
Total assets	29,811		29,811		19,637
Net loss	1	(776)	271	4,452
Exploration expenditures				471
Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	52		52		41
Total assets	54,507		54,507		70,467
Total liabilities	(11,467)		(11,467)		$ (2,505)
Property, plant and equipment expenditures		3	22	15
Net loss	2,618	11,414	7,470	17,703
Exploration expenditures	25		47
Depreciation	$ 3	$ 18	$ 8	$ 33